SCHEDULE OF PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES (Details) - USD ($)		Sep. 30, 2025	Mar. 31, 2025
Trade Receivables Contract Assets Other Receivables Deposits And Prepayment
Deposits	[1]	$ 57,285	$ 63,914
Prepayments	[2]	245,811	351,791
Deferred fund-raising costs	[3]	800,000	650,000
Loans to Matter DK ApS	[4]	764,141
Advance to Resulticks Group Companies Pte Ltd	[5]	8,206,301
Other receivables		283	486
Prepayment, deposits and other receivables		10,073,821	1,066,191
Deposit	[1]	$ 59,247	$ 45,463

[1]	Current deposits represent amounts paid to an employment agency in Germany and deposit for investor relations services.
[2]	Prepayments consist of the advance payment of the Directors and Officers liability insurance premium, covering the 12 months period from January 2025, and prepaid software or license subscriptions. The decrease is primarily due to amortization of these items during the six months period ended September 30, 2025.
[3]	As of March 31, 2025, deferred fund-raising costs represent payments of $
[4]	The balance represents the loans to Matter DK ApS with a total amount of EUR
[5]	On June 23, 2025, the Company entered into a funding agreement (“FA”) with Resulticks Group Companies Pte Ltd (“Resulticks”), under which the Company agreed to provide Resulticks with funding of up to $11,000,000, to be disbursed in tranches as mutually agreed, with funding intended to be completed by July 11, 2025, and to be offset against the proposed $200 million post-acquisition funding, if the proposed acquisition proceeds.